Financial Assets and Liabilities - Summary of Trade and Other Receivables (Parenthetical) (Details) - USD ($)		9 Months Ended
	Jul. 10, 2018	Mar. 31, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement			$ 38,950,000
Net proceeds from financing facility, recognized in cash and cash equivalents		$ 43,572,000
NovaQuest
Disclosure Of Financial Assets And Liabilities [Line Items]
Receivable from financing agreement			$ 39,000
NovaQuest | Financing Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Net proceeds from financing facility, recognized in cash and cash equivalents	$ 39,000